Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Cash flows from operating activities
Net loss (income)	$ (8,538,000)	$ (4,556,000)	$ 1,349,000
Adjustment to reconcile net (loss) income to cash used in operating activities:
Amortization of intangible assets	18,000	7,000
Depreciation of property and equipment	81,000	23,000	18,000
(Reversal of) provision for expected credit losses	(502,000)	854,000	18,000
Share based compensations	3,312,000	3,810,000
Share of results of an associate	54,000	3,000
Loss on disposal of an associate	100,000
Impairment loss of long-term investments	290,000
Interest income from loan receivable	(26,000)	(26,000)
Change in operating assets and liabilities:
Change in receivables from customers	2,770,000	(2,038,000)	(1,050,000)
Change in receivables from brokers-dealers and clearing organizations	660,000	(376,000)	(101,000)
Change in refundable deposits	(399,000)	(462,000)	2,000
Change in prepaid expenses and other current assets	999,000	(1,656,000)	(125,000)
Change in amount due from a director		28,000	2,000
Change in loan to a director			176,000
Change in payables to customers	(89,000)	(1,235,000)	(941,000)
Change in contract liabilities		(120,000)	120,000
Change in accruals and other current liabilities	292,000	69,000	89,000
Change in income taxes payable	(55,000)	55,000
Change in operating lease liabilities	(24,000)	13,000
Cash used in operating activities	(1,057,000)	(5,607,000)	(443,000)
Cash flows from investing activities
Purchase of intangible assets	(27,000)	(20,000)
Purchase of property and equipment	(88,000)	(141,000)	(8,000)
Purchase of long-term investments, net	(658,000)
Acquisition of an associate		(257,000)
Proceeds from disposal of an associate	50,000
Repayment of loan to a director			233,000
Repayment of loan to a third party	1,010,000
Loan to a third party		(958,000)
Cash provided by (used in) investing activities	287,000	(1,376,000)	225,000
Cash flows from financing activities
Proceeds from shareholders’ contribution	1,000,000
Net proceeds from initial public offering (“IPO”)		7,065,000
Proceeds from other borrowings	420,000
Payment for IPO costs		(409,000)	(343,000)
Advance to related parties	14,000	61,000	(4,000)
Advance from a related party			6,000
Advance from directors	942,000	3,000
Cash provided by (used in) financing activities	2,376,000	6,720,000	(341,000)
Net change in cash, cash equivalents and cash segregated for regulatory purpose	1,606,000	(263,000)	(559,000)
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	7,251,000	7,514,000	8,073,000
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the year	8,857,000	7,251,000	7,514,000
Supplementary cash flows information
Cash received from interest	46,000	29,000
Cash paid for income taxes	74,000	101,000
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	273,000	1,044,000	313,000
Cash and cash equivalents	3,838,000	2,140,000	1,925,000
Cash segregated for regulatory purpose	5,019,000	5,111,000	5,589,000
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 8,857,000	$ 7,251,000	$ 7,514,000